Statements of Cash Flows - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Dec. 31, 2024	Dec. 31, 2023
CASH FLOWS FROM OPERATING ACTIVITIES:
Net loss	$ (510,365)	$ (1,106,734)	$ (3,435,829)	$ (3,956,813)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation and amortization	21,928	26,429	92,213	97,515
Amortization of share based compensation	21,438	327,687
Share based compensation			976,385	228,291
Gain on cancellation of liability to issue common shares				(41,250)
Amortization of debt discounts		116,427	142,857	217,962
Loss on accrued compensation extinguishment				668,667
Accrued interest included in note payable related party			2,808	2,148
Accrued interest included in short-term note payable			(2,901)	15,000
Accrued interest and penalties included in senior secured convertible note payable			679,452	775,609
Changes in operating assets and liabilities
Decrease in prepaid expenses	33,554	34,414	79,913	90,015
Increase in accounts payable and accrued expenses	76,093	211,051	512,769	1,416,271
Increase in accrued interest in short-term note payable - related party	690	698
Decrease in accrued interest in short term note payable	(124)	(9,025)
Increase in accrued interest and penalties in senior secured convertible note payable	171,514	137,882
Net cash used in operating activities	(185,272)	(261,171)	(952,333)	(486,585)
CASH FLOWS FROM INVESTING ACTIVITIES:
Purchase of intangible assets		(15,000)	(15,000)	(14,041)
Net cash used in investing activities		(15,000)	(15,000)	(14,041)
CASH FLOWS FROM FINANCING ACTIVITIES:
Cash received from sale of Series B Preferred stock		252,750	252,750	435,250
Cash received from sale of Series A Preferred stock	108,500		647,500
Cash received for exercise of warrants				107,078
Increase in deferred offering costs		(30,001)	(85,408)	(78,970)
Cash received from sale of common stock and warrant units	275,500
Cash received from notes payable - related party				35,000
Cash received for subscriptions receivable		115,625	115,625
Net cash provided by financing activities	384,000	338,374	930,467	498,358
Net increase in cash	198,728	62,203	(36,866)	(2,268)
CASH, beginning of period	19,534	56,400	56,400	58,668
CASH, end of period	218,262	118,603	19,534	56,400
SUPPLEMENTAL DISCLOSURE OF CASH FLOW INFORMATION:
Interest paid in cash	43,606	44,101	153,690	115,136
Income taxes paid in cash
Non-Cash Financing Activities:
Common shares issued upon conversion of preferred stock				3,626,325
Series C preferred stock deemed dividend	525,500		91,200	1,860,440
Common shares issued to settle accrued compensation				1,411,333
Common stock issued to settle liability to issue				10,200
Preferred stock Series B and warrant exercise subscriptions receivable				115,625
Common stock and options granted for prepaid services				385,875
Insurance premium financing			$ 126,379	$ 136,566
Warrants issued for debt maturity extension		$ 142,856